SCHEDULE OF AGGREGATE LOSS ON DERIVATIVES (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Derivative Liabilities
Day one loss due to derivative liabilities on convertible note	$ 51,580
Loss (gain) on change in fair value of the derivative liabilities	180,269	(5,634)
Total	$ 231,849	$ (5,634)